Risk Management Activities (Commodity Derivatives) (Details) - Crude Oil - Commodity Contract - bbl	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative notional volume	180,000,000	0
Fixed Price
Derivative [Line Items]
Derivative notional volume	0	(93,000,000)